BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule Of Remaining Contractual Maturity Of Secured Borrowings And Class Of Collateral Pledged Under Repurchase Agreements Table [Table Text Block]
The following shows the remaining contractual maturity of repurchase agreements by collateral pledged:

(Dollars in thousands)	Overnight and Continuous
Repurchase agreements
Mortgage-backed securities	$9,755
Collateralized mortgage obligations	80,426
Total	$90,181

Schedule of Short-term Debt [Table Text Block]
The following is a summary of short-term borrowings for the last three years:

	2019		2018		2017
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$165,181	0.85%	$183,591	1.65%	$72,265	0.19%
FHLB borrowings	1,151,000	1.73%	857,100	2.48%	742,300	1.43%
Total	$1,316,181	1.62%	$1,040,691	2.33%	$814,565	1.32%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$155,859	1.15%	$87,221	0.58%	$69,766	0.19%
FHLB borrowings	990,860	2.37%	857,028	2.03%	760,558	1.05%
Other short-term borrowings	0	0.00%	3,178	4.36%	41	4.07%
Total	$1,146,719	1.90%	$947,427	1.90%	$830,365	0.98%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$260,621		$183,591		$130,633
FHLB borrowings	1,171,400		1,170,800		957,700
Other short-term borrowings	0		10,000		0

Summary of Long-term Debt [Table Text Block]
The following is a summary of First Financial's long-term debt:

	2019		2018
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
FHLB borrowings	$242,428	1.94%	$400,599	2.08%
Subordinated debt	170,967	4.97%	170,550	5.28%
Unamortized debt issuance costs	(1,007)	n/a	(1,185)	n/a
Capital lease liability	1,213	4.48%	0	0.00%
Capital loan with municipality	775	0.00%	775	0.00%
Total long-term debt	$414,376	3.20%	$570,739	3.04%

Schedule of Maturities of Long-term Debt [Table Text Block]	As of December 31, 2019, First Financial's long-term debt matures as follows:

(Dollars in thousands)	Long-term debt
2020	$104,059
2021	19,052
2022	49,451
2023	49
2024	51
Thereafter	241,714
Total	$414,376